Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

9. Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Cost:
Machinery and electronic equipment	14,766,562	13,766,618
Office furniture	372,966	372,966
Leasehold improvement	2,794,450	2,794,450
Transportation equipment	41,014	41,014
Buildings and facilities attached to buildings	191,856,403	191,856,403
Less: Accumulated depreciation	(27,200,724)	(31,667,592)
Property, plant and equipment, net	182,630,671	177,163,859

Depreciation expenses recognized for the six months ended June 30, 2025 and 2026 were RMB5,028,704 and RMB5,424,689, respectively.

As of December 31, 2025 and June 30, 2026, property, plant and equipment with net book value of RMB176,739,153 and RMB171,858,548 was pledged as collateral under a loan arrangement, respectively (also see Note 13).